Form 13F

				Form 13F Cover Page

Report for the Quarter Ended December 31, 2006

Check Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] adds new Holdings entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		1415 Kellum Place
		Suite 205
		Garden City, NY  11530

13F File Number:	801-14138

The Institutional Investment Manager filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice President
Phone:		516-739-1017
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Garden City, NY, January 23, 2007

Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		       25

Form 13F Information Table Value Total:		   12,918


List of Other Included Managers:





[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103     1101    12825 SH       Sole                    12825
AT&T INC.                      COM              001957509      532    14877 SH       Sole                    14877
BANK OF AMERICA CORP.          COM              060505104      531     9946 SH       Sole                     9946
CHICO'S FAS, INC.              COM              168615102      350    16900 SH       Sole                    16900
CISCO SYSTEMS, INC.            COM              17275R102      476    17400 SH       Sole                    17400
CITIGROUP INC.                 COM              172967101     1058    19000 SH       Sole                    19000
EXXON MOBIL CORPORATION        COM              302290101      659     8600 SH       Sole                     8600
GENERAL ELECTRIC CO.           COM              369604103     1280    34400 SH       Sole                    34400
HALLIBURTON CO.                COM              406216101      478    15400 SH       Sole                    15400
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      299     3200 SH       Sole                     3200
HOME DEPOT INC.                COM              437076102      402    10000 SH       Sole                    10000
INTEL CORPORATION              COM              458140100      293    14490 SH       Sole                    14490
INTL. PAPER CO.                COM              460146103      235     6900 SH       Sole                     6900
JOHNSON & JOHNSON              COM              478160104      657     9950 SH       Sole                     9950
MERCK & CO.                    COM              589331107      244     5600 SH       Sole                     5600
MICROSOFT CORP.                COM              594918104      626    20950 SH       Sole                    20950
MORGAN (J.P.) CHASE & CO.      COM              46625H100      285     5900 SH       Sole                     5900
PNC BANK CORP.                 COM              693475105      489     6600 SH       Sole                     6600
ROHM & HAAS CO.                COM              775371107      343     6700 SH       Sole                     6700
STANLEY WORKS                  COM              854616109      289     5750 SH       Sole                     5750
UNITED TECHNOLOGIES CORP.      COM              913017109      619     9900 SH       Sole                     9900
VCA ANTECH INC.                COM              918194101      256     7950 SH       Sole                     7950
VECTOR GROUP LTD.              COM              92240M108      491    27674 SH       Sole                    27674
WASHINGTON MUTUAL INC.         COM              939322103      676    14870 SH       Sole                    14870
ING PRIME RATE TRUST SER F-7 4 PFD              44977w601      250       10 SH       Sole                       10